Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,541	$ 2,850
Deductible temporary differences for which no deferred tax asset is recognised	68,300	59,200
Unused tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 292,400	$ 244,400